Other Assets - Impact of Derivative Hedging Instruments on AOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivatives used in Net Investment Hedge, Net of Tax [Roll Forward]
Balance at beginning of period	$ 0	$ (22,675)	$ 3,121
Net loss on Swaps	0	(50,127)	(23,342)
Reclassification adjustment for losses/gains related to hedging instruments included in net income	0	72,802	(2,454)
Balance at end of period	$ 0	$ 0	$ (22,675)